Segment information - Simplified statement of cash flows on telecommunication and banking activities - Tabular disclosure (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from (used in) operating activities [abstract]
Net income		€ 778	€ 5,055	€ 3,222
Non-monetary items and reclassified items for presentation		14,592	10,310	12,221
Adjustments to reconcile profit (loss) [abstract]
Decrease (increase) in inventories, gross		(126)	72	69
Decrease (increase) in trade receivables, gross		64	(488)	(45)
Increase (decrease) in trade payables		36	(122)	(85)
Changes in other customer contract assets and liabilities		140	(41)	(60)
Changes in other assets and liabilities	[1]	(292)	(62)	(813)
Operating taxes and levies paid		(1,880)	(1,929)	(1,939)
Dividends received		12	6	17
Interest paid and interest rates effects on derivatives, net	[2]	(1,134)	(1,264)	(1,318)
Adjustments for current tax of prior periods		0	2,246
Income tax paid		(954)	(1,086)	(1,079)
Net cash provided by operating activities		11,236	12,697	10,190
Cash flows from (used in) investing activities [abstract]
Purchases and sales of property, plant and equipment and intangible assets		(8,580)	(7,176)	(7,582)
Purchases of property, plant and equipment and intangible assets	[3]	(8,749)	(8,546)	(8,422)
Repayments of lease liabilities		1,625	1,398	1,429
Increase (decrease) in fixed assets payables		(72)	958	179
Investing donations received in advance		24	39	32
Sales of property, plant and equipment and intangible assets	[4]	217	374	628
Cash paid for investment securities, net of cash acquired		(211)	(49)	(559)
Investments in associates and joint ventures		(3)	(7)	(2)
Purchases of equity securities measured at fair value		(76)	(67)	(44)
Proceeds from sales of investment securities, net of cash transferred		891	19	529
Other proceeds from sales of investment securities at fair value		95
Other decrease (increase) in securities and other financial assets		(1,908)	(1,716)	1,711
Net cash used in investing activities		(5,976)	(5,564)	(9,370)
Cash flows from (used in) financing activities [abstract]
Medium and long-term debt issuances		2,523	2,694	8,351
Medium and long-term debt redemptions and repayments	[5]	(4,572)	(3,476)	(4,650)
Other proceeds (purchases) from treasury shares		(199)	7	(34)
Capital increase (decrease) - non-controlling interests		5	2	79
Capital increase (decrease) - telecom activities / mobile financial services		0
Increase (decrease) of bank overdrafts and short-term borrowings		1,143	(413)	(945)
Decrease (increase) of cash collateral deposits		988	(747)	590
Exchange rates effects on derivatives, net		201	37	26
Repayments of lease liabilities		(1,625)	(1,398)	(1,429)
Subordinated notes issuances (purchases) and other related fees		(311)	(12)	419
Subordinated notes remuneration paid		(238)	(280)	(276)
Purchases of treasury shares		(188)		(34)
Changes in ownership interests with no gain / loss of control		(403)	(3)	(7)
Dividends paid to owners of the parent company		(2,127)	(1,595)	(1,857)
Dividends paid to non-controlling interests		(218)	(226)	(243)
Net cash used in financing activities		(4,834)	(5,410)	24
Effect of exchange rate changes on cash and cash equivalents [abstract]
Cash and cash equivalents in the opening balance		8,145	6,481	5,634
Cash change in cash and cash equivalents		427	1,724	844
Effect of exchange rates changes on cash and cash equivalents and other non-monetary effects		50	(59)	3
Cash and cash equivalents in the closing balance		8,621	8,145	6,481
Adjustments for current tax of prior periods		0	2,246
Elimination of intersegment amounts [member]
Cash flows from (used in) operating activities [abstract]
Net income		0
Non-monetary items and reclassified items for presentation		1	1	1
Adjustments to reconcile profit (loss) [abstract]
Decrease (increase) in trade receivables, gross		47	23	(10)
Increase (decrease) in trade payables		(47)	(22)	10
Changes in other customer contract assets and liabilities			(1)	0
Interest paid and interest rates effects on derivatives, net		(1)	(1)	(1)
Net cash provided by operating activities			(1)
Cash flows from (used in) investing activities [abstract]
Other decrease (increase) in securities and other financial assets		(2)	2	(3)
Net cash used in investing activities		2	(2)	3
Cash flows from (used in) financing activities [abstract]
Medium and long-term debt issuances		(27)
Medium and long-term debt redemptions and repayments		27
Increase (decrease) of bank overdrafts and short-term borrowings		(2)	2	(3)
Net cash used in financing activities		(2)	2	(3)
Effect of exchange rate changes on cash and cash equivalents [abstract]
Cash change in cash and cash equivalents		0
Telecom activities, operating segment [member] | Operating segments [member]
Cash flows from (used in) operating activities [abstract]
Net income		958	5,252	3,407
Non-monetary items and reclassified items for presentation		14,504	10,238	12,128
Adjustments to reconcile profit (loss) [abstract]
Decrease (increase) in inventories, gross		(126)	72	69
Decrease (increase) in trade receivables, gross		37	(483)	(34)
Increase (decrease) in trade payables		47	(85)	(92)
Changes in other customer contract assets and liabilities		140	(40)	(59)
Changes in other assets and liabilities		21	36	(87)
Operating taxes and levies paid		(1,874)	(1,931)	(1,939)
Dividends received		12	6	17
Interest paid and interest rates effects on derivatives, net		(1,130)	(1,265)	(1,317)
Adjustments for current tax of prior periods			2,246
Income tax paid		(955)	(1,085)	(1,079)
Net cash provided by operating activities		11,636	12,961	11,014
Cash flows from (used in) investing activities [abstract]
Purchases and sales of property, plant and equipment and intangible assets		(8,557)	(7,146)	(7,555)
Purchases of property, plant and equipment and intangible assets		(8,725)	(8,516)	(8,394)
Repayments of lease liabilities		1,621	1,394	1,426
Repayments of finance lease liabilities			500
Elimination of telecommunication licenses paid		(717)	(351)	(334)
Increase (decrease) in fixed assets payables		(73)	958	179
Investing donations received in advance		24	39	32
Sales of property, plant and equipment and intangible assets		217	374	628
Cash paid for investment securities, net of cash acquired		(210)	(16)	(559)
Investments in associates and joint ventures		(3)	(7)	(2)
Purchases of equity securities measured at fair value		(75)	(65)	(39)
Proceeds from sales of investment securities, net of cash transferred		891	5	529
Other proceeds from sales of investment securities at fair value		95
Other decrease (increase) in securities and other financial assets		(1,632)	(1,596)	2,082
Net cash used in investing activities		(6,227)	(5,634)	(9,707)
Cash flows from (used in) financing activities [abstract]
Medium and long-term debt issuances		2,523	2,694	8,351
Medium and long-term debt redemptions and repayments		(4,572)	(3,476)	(4,650)
Other proceeds (purchases) from treasury shares		(199)	7
Capital increase (decrease) - non-controlling interests		1	2	14
Capital increase (decrease) - telecom activities / mobile financial services		(317)	(197)	(122)
Increase (decrease) of bank overdrafts and short-term borrowings		1,148	(299)	(1,082)
Decrease (increase) of cash collateral deposits		973	(749)	609
Exchange rates effects on derivatives, net		201	37	26
Repayments of lease liabilities		(1,621)	(1,394)	(1,426)
Subordinated notes issuances (purchases) and other related fees		(311)	(12)	419
Subordinated notes remuneration paid		(238)	(280)	(276)
Purchases of treasury shares				(34)
Changes in ownership interests with no gain / loss of control		(403)	(3)	(7)
Dividends paid to owners of the parent company		(2,127)	(1,595)	(1,857)
Dividends paid to non-controlling interests		(218)	(225)	(243)
Net cash used in financing activities		(5,160)	(5,490)	(278)
Effect of exchange rate changes on cash and cash equivalents [abstract]
Cash and cash equivalents in the opening balance		7,891	6,112	5,081
Cash change in cash and cash equivalents		249	1,839	1,029
Effect of exchange rates changes on cash and cash equivalents and other non-monetary effects		48	(59)	3
Cash and cash equivalents in the closing balance		8,188	7,891	6,112
Adjustments for current tax of prior periods			2,246
Mobile Financial Services, operating segment [member] | Operating segments [member]
Cash flows from (used in) operating activities [abstract]
Net income		(181)	(196)	(185)
Non-monetary items and reclassified items for presentation		86	70	91
Adjustments to reconcile profit (loss) [abstract]
Decrease (increase) in inventories, gross		0
Decrease (increase) in trade receivables, gross		(21)	(28)	(1)
Increase (decrease) in trade payables		37	(14)	(3)
Changes in other assets and liabilities		(313)	(98)	(726)
Operating taxes and levies paid		(6)	2	0
Interest paid and interest rates effects on derivatives, net		(3)	2	0
Income tax paid		1	(1)	0
Net cash provided by operating activities		(399)	(263)	(824)
Cash flows from (used in) investing activities [abstract]
Purchases and sales of property, plant and equipment and intangible assets		(23)	(30)	(28)
Purchases of property, plant and equipment and intangible assets		(24)	(30)	(28)
Repayments of lease liabilities		4	4	4
Increase (decrease) in fixed assets payables		1		0
Cash paid for investment securities, net of cash acquired		(1)	(32)
Purchases of equity securities measured at fair value		0	(1)	(5)
Proceeds from sales of investment securities, net of cash transferred			14
Other decrease (increase) in securities and other financial assets		(274)	(121)	(368)
Net cash used in investing activities		249	72	335
Cash flows from (used in) financing activities [abstract]
Medium and long-term debt issuances		27
Medium and long-term debt redemptions and repayments		(27)
Capital increase (decrease) - non-controlling interests		4		65
Capital increase (decrease) - telecom activities / mobile financial services		317	197	122
Increase (decrease) of bank overdrafts and short-term borrowings		(3)	(116)	140
Decrease (increase) of cash collateral deposits		15	1	(19)
Repayments of lease liabilities		(4)	(4)	(4)
Dividends paid to non-controlling interests			(1)
Net cash used in financing activities		328	78	305
Effect of exchange rate changes on cash and cash equivalents [abstract]
Cash and cash equivalents in the opening balance		254	369	553
Cash change in cash and cash equivalents		177	(115)	(185)
Effect of exchange rates changes on cash and cash equivalents and other non-monetary effects		2
Cash and cash equivalents in the closing balance		€ 433	€ 254	€ 369

[1]	Excluding operating tax receivables and payables
[2]	Including interests paid on lease liabilities for (120) million euros in 2021, (131) million euros in 2020 and (104) million euros in 2019 and interests paid on financed asset liabilities for (1) million euro in 2021, 2020 and 2019.
[3]	Acquisitions of financed assets for 40 million euros in 2021, 241 million euros in 2020 and 144 million euros in 2019 have no effect to the net cash used in investing activities.
[4]	Including proceeds from sale and lease-back transactions for 10 million euros in 2021, 227 million euros in 2020 and 381 million euros in 2019.
[5]	Including TDIRA buy-backs (see Note 13.4)